Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	September 30,	December 31,
	2019	2018
Finished products	$2,208	$2,240
Raw materials	772	—
	$2,980	$2,240

	December 31,
	2018	2017
Finished products	$2,240	$3,643

	$2,240	$3,643